Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of assets measured at fair value on a recurring basis
(In Thousands)
2018	Total	Level 1	Level 2	Level 3

U.S. Government and agency obligations	$12,455	$-	$12,455	$-
Mortgage-backed securities - residential	5,876	-	5,876	-
Total Available-for-Sale Securities	$18,331	$-	$18,331	$-

2017	Total	Level 1	Level 2	Level 3

U.S. Government and agency obligations	$10,470	$-	$10,470	$-
Mortgage-backed securities - residential	7,843	-	7,843	-
Total Available-for-Sale Securities	$18,313	$-	$18,313	$-

Schedule of carrying amounts and estimated fair values of the financial instruments
		2018		2017
	Fair Value Hierarchy	Carrying Amount	Fair Value	Carrying Amount	Fair Value
		(In Thousands)
Financial assets:
Cash and due from banks	1	$1,581	$1,581	$1,672	$1,672
Interest bearing demand deposits	1	4,710	4,710	8,725	8,725
Securities available for sale	2	18,331	18,331	18,313	18,313
Securities held to maturity	2	6,052	6,030	6,575	6,588
Investment in restricted stock	2	3,637	3,637	3,270	3,270
Loans held for sale	2	2,133	2,133	2,770	2,770
Loans, net	3	281,741	280,173	262,711	261,588
Accrued interest receivable	1	876	876	824	824

Financial liabilities:
Deposits	1/2	222,615	222,863	216,691	216,878
Borrowings	2	71,826	71,086	64,447	64,502
Accrued interest payable	1	168	168	94	94